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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWNSECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH JULY 2000

                THE GERMANY FUND, INC.
(Name of registered closed-end investment company)

                                   Approx Asset
Date           Number    Price    Value or Approx      Seller
Each    Ident  Shares     Per     Asset Cov/ Shr     or Seller's
Trans   Sec    Purch     Share   at Time of Purch      Broker

07-05   GER     2300    13.8125     15.74            Weeden & Co.
07-06   GER     2300    13.8397     15.73                    " "
07-10   GER     1800    14.0000     15.78                    " "
07-11   GER     6800    14.0000     15.72                    " "
07-12   GER     1800    14.1597     15.76                    " "
07-13   GER     1000    14.0625     15.89                    " "
07-14   GER      800    14.6250     16.10                    " "





The Germany Fund, Inc.
(Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement  08/01/00

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